Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Computer equipment	3,450,160	4,973,104	798,238
Office building	393,865	911,482	146,303
Office building related facility, machinery and equipment	137,209	156,240	25,078
Vehicles	6,943	7,519	1,207
Office equipment	177,509	212,368	34,087
Leasehold improvements	178,932	193,751	31,099
Construction in progress	2,982	148,717	23,871

	4,347,600	6,603,181	1,059,883
Accumulated depreciation	(1,653,600)	(2,715,304)	(435,836)

	2,694,000	3,887,877	624,047